Submission	Jul. 16, 2026
Submission [Line Items]
Central Index Key	0001912938
Registrant Name	First Trust Private Assets Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES